Consolidated Balance Sheets (Unaudited) (USD $)	Apr. 30, 2012	Apr. 30, 2011
Current Assets:
Cash and cash equivalents	$ 300,274	$ 1,179,838
Cash in escrow		658,000
Accounts receivable		231,316
Prepaid expenses and other current assets	71,675	92,196
Total Current Assets	371,949	2,161,350
Oil and gas assets , net	1,125,000	17,975,830
Property, plant and equipments, net of accumulated depreciation of $300,234, and $275,931	8,146	19,498
Related party long-term receivable, net		294,862
Reclamation deposits	25,000	143,696
Deferred loan fees, net of accumulated amortization of $272,646 and $100,357	50,988	223,276
Other assets	15,315
Total Non-Current Assets	1,224,449	18,657,162
Total Assets	1,596,398	20,818,512
Current Liabilities:
Accounts payable and accrued expenses	303,857	1,251,214
Related party payable	51,937	522
Accrued interest payable	1,705,897	505,696
Current portion of asset retirement obligations	260,482	205,700
Liability current portion of convertible notes, net	2,529,200	1,626,243
Derivatives, current portion	44,659	332,480
Total Current Liabilities	4,896,032	3,921,855
Long-term liabilities:
Asset retirement obligations , net of current portion	366,590	521,636
Liability long-term portion of convertible notes, net	6,568,433	5,040,020
Derivatives , net of current portion	712,959	14,167,414
Total Long-Term Liabilities	7,647,982	19,729,070
Total Liabilities	12,544,014	23,650,925
Stockholders' Deficiency:
Preferred Shares - 100,000,000 authorized; par value $ 0.00001 per share, Preferred B shares - 29,500 authorized; 17,599 issued and outsanding with a $100 stated value and par value $0.00001 per share	2,126,904
Common shares - 2,250,000,000 authorized; par value $0.00001 per share; 14,078,947 issued and outstanding	79,016,425	79,016,425
Additional paid-in capital	54,532,191	54,341,320
Accumulated other comprehensive loss	(234,650)	(272,156)
Accumulated deficit	(146,388,486)	(135,918,002)
Total Stockholders' Deficiency	(10,947,616)	(2,832,413)
Total Liabilities and Stockholders' Deficiency	$ 1,596,398	$ 20,818,512